UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Understanding Your Fund’s Expenses
2	Comparing Your Fund’s Expenses
With Those of Other Funds
3	Statement of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
10	Financial Highlights
15	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Consumer Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.32	$ 10.41	$ 10.41	$ 5.22	$ 7.82
Ending value (after expenses)	$1,068.40	$1,064.30	$1,065.00	$1,070.10	$1,067.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31,2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.36	$ 10.16	$ 10.16	$ 5.09	$ 7.63
Ending value (after expenses)	$1,018.90	$1,015.12	$1,015.12	$1,020.16	$1,017.64

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.00% for Class R and 1.50% for Class T, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Common Stocks—92.6%	Shares	Value ($)

Consumer Discretionary—41.4%
Carnival	890	43,450
Chico’s FAS	410 [a]	9,811
Circuit City Stores	1,500	40,470
Coach	520 [a]	20,613
Comcast, Cl. A (Special)	1,910 [a]	77,317
Dick’s Sporting Goods	340 [a]	16,918
Federated Department Stores	800	35,128
Fortune Brands	500	38,475
Gap	2,200	46,244
Hilton Hotels	910	26,317
Home Depot	1,000	37,330
J.C. Penney	390	29,340
Marriott International, Cl. A	520	21,720
McDonald’s	2,100	88,032
News, Cl. A	3,280	68,388
Omnicom Group	360	36,522
Staples	1,385	35,719
Starbucks	670 [a]	25,293
Station Casinos	500 [b]	30,150
Target	1,010	59,772
Time Warner	1,610	32,216
TJX Cos.	650	18,818
Tupperware Brands	510	10,827
VF	200	15,202
Walt Disney	2,140	67,324
Wyndham Worldwide	464 [a]	13,688
		945,084
Consumer Staples—46.0%
Alberto-Culver	1,000 [a]	50,810
Altria Group	1,330	108,169
Boston Beer, Cl. A	1,230 [a]	44,895
Cadbury Schweppes, ADR	1,600	64,944
Clorox	1,000	64,560
Coca-Cola Enterprises	780	15,623

The Fund 3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Colgate-Palmolive	780	49,897
Costco Wholesale	320	17,082
Dean Foods	1,820 [a]	76,240
Diageo, ADR	480	35,746
Diamond Foods	3,630 [b]	61,819
General Mills	520	29,546
Groupe Danone, ADR	1,940	60,897
PepsiCo	1,360	86,278
Playtex Products	3,220 [a]	44,887
Procter & Gamble	1,580	100,156
Ralcorp Holdings	650 [a]	32,143
Wal-Mart Stores	970	47,802
Walgreen	550	24,024
Whole Foods Market	230	14,683
Wm. Wrigley Jr.	400	20,780
		1,050,981
Financial—.7%
Realogy	580 [a]	14,952
Industrial—2.3%
ARAMARK, Cl. B	560	18,721
Avis Budget Group	232	4,591
US Airways Group	590 [a]	29,417
		52,729
Information Technology—2.2%
Google, Cl. A	103 [a]	49,068
Total Common Stocks
(cost $1,807,122)		2,112,814

Other Investment—6.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $155,000)	155,000 [c]	155,000

4

Investment of Cash Collateral
for Securities Loaned—3.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $74,240)	74,240 [c]	74,240

Total Investments (cost $2,036,362)	102.7%	2,342,054
Liabilities, Less Cash and Receivables	(2.7%)	(60,510)
Net Assets	100.0%	2,281,544

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund’s securities on loan is $71,533 and the total market value of the collateral held by the fund is $74,240.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Consumer Staples	46.0	Information Technology	2.2
Consumer Discretionary	41.4	Financial	.7
Money Market Investments	10.1
Industrial	2.3		102.7

† Based on net assets.
See notes to financial statements.

The Fund 5

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $71,533)—Note 1(b):
Unaffiliated issuers				1,807,122	2,112,814
Affiliated issuers				229,240	229,240
Cash					4,204
Dividends and interest receivable					1,828
Prepaid expenses					18,259
					2,366,345

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					2,227
Liability for securities on loan—Note 1(b)					74,240
Payable for shares of Beneficial Interest redeemed					184
Accrued expenses and other liabilities					8,150
					84,801

Net Assets ($)					2,281,544

Composition of Net Assets ($):
Paid-in capital					1,962,151
Accumulated investment (loss)—net					(3,842)
Accumulated net realized gain (loss) on investments					17,543
Accumulated net unrealized appreciation
(depreciation) on investments					305,692

Net Assets ($)					2,281,544

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	452,970	323,077	1,003,682	252,155	249,660
Shares Outstanding	28,974	20,973	65,149	16,041	16,041

Net Asset Value
Per Share ($)	15.63	15.40	15.41	15.72	15.56

See notes to financial statements.

6

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $87 foreign taxes withheld at source):
Unaffiliated issuers	11,468
Affiliated issuers	1,150
Income from securities lending	66
Total Income	12,684
Expenses:
Management fee—Note 3(a)	7,360
Registration fees	23,658
Distribution fees—Note 3(b)	4,636
Legal fees	3,914
Shareholder servicing costs—Note 3(c)	3,442
Custodian fees—Note 3(c)	2,790
Audit fees	466
Trustees’ fees and expenses—Note 3(d)	409
Loan commitment fees—Note 2	3
Miscellaneous	3,313
Total Expenses	49,991
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(32,871)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(594)
Net Expenses	16,526
Investment (Loss)—Net	(3,842)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(14,245)
Net unrealized appreciation (depreciation) on investments	159,022
Net Realized and Unrealized Gain (Loss) on Investments	144,777
Net Increase in Net Assets Resulting from Operations	140,935

See notes to financial statements.

The Fund 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment (loss)—net	(3,842)	(2,137)
Net realized gain (loss) on investments	(14,245)	33,238
Net unrealized appreciation
(depreciation) on investments	159,022	126,598
Net Increase (Decrease) in Net Assets
Resulting from Operations	140,935	157,699

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	—	(630)
Class B shares	—	(700)
Class C shares	—	(588)
Class R shares	—	(576)
Class T shares	—	(576)
Total Dividends	—	(3,070)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	162,663	15,607
Class B shares	20,840	65,055
Class C shares	281,982	451,561
Class R shares	—	31
Dividends reinvested:
Class A shares	—	624
Class B shares	—	608
Class C shares	—	588
Class R shares	—	576
Class T shares	—	576
Cost of shares redeemed:
Class A shares	(5,492)	(25,391)
Class B shares	(4,288)	(13,597)
Class C shares	(29,068)	—
Class R shares	—	(64)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	426,637	496,174
Total Increase (Decrease) in Net Assets	567,572	650,803

Net Assets ($):
Beginning of Period	1,713,972	1,063,169
End of Period	2,281,544	1,713,972
Undistributed investment (loss)—net	(3,842)	—

8

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	10,927	1,092
Shares issued for dividends reinvested	—	44
Shares redeemed	(373)	(1,863)
Net Increase (Decrease) in Shares Outstanding	10,554	(727)

Class B [a]
Shares sold	1,497	4,720
Shares issued for dividends reinvested	—	43
Shares redeemed	(300)	(987)
Net Increase (Decrease) in Shares Outstanding	1,197	3,776

Class C
Shares sold	19,560	31,602
Shares issued for dividends reinvested	—	42
Shares redeemed	(2,055)	—
Net Increase (Decrease) in Shares Outstanding	17,505	31,644

Class R
Shares sold	—	2
Shares issued for dividends reinvested	—	41
Shares redeemed	—	(5)
Net Increase (Decrease) in Shares Outstanding	—	38

Class T
Shares issued for dividends reinvested	—	41

[a]	During the period ended October 31, 2006, 294 Class B shares representing $4,193 were automatically converted to 290 Class A shares.
See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.62	12.80	12.50
Investment Operations:
Investment income (loss)—net [b]	(.00)[c]	.02	(.00)[c]
Net realized and unrealized
gain (loss) on investments	1.01	1.84	.30
Total from Investment Operations	1.01	1.86	.30
Distributions:
Dividends from net realized gain on investments	—	(.04)	—
Net asset value, end of period	15.63	14.62	12.80

Total Return (%) [d]	6.84[e]	14.59	2.40[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19[e]	17.03	9.45[e]
Ratio of net expenses to average net assets	.63[e]	1.24	.61[e]
Ratio of net investment income (loss)
to average net assets	.03[e]	.12	(.03)[e]
Portfolio Turnover Rate	24.49[e]	54.30	31.62[e]

Net Assets, end of period ($ x 1,000)	453	269	245

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
See notes to financial statements.

10

	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.46	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.05)	(.09)	(.05)
Net realized and unrealized
gain (loss) on investments	.99	1.83	.31
Total from Investment Operations	.94	1.74	.26
Distributions:
Dividends from net realized gain on investments	—	(.04)	—
Net asset value, end of period	15.40	14.46	12.76

Total Return (%) [c]	6.43[d]	13.69	2.08[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.62[d]	17.29	9.89[d]
Ratio of net expenses to average net assets	1.00[d]	1.99	.99[d]
Ratio of net investment (loss)
to average net assets	(.35)[d]	(.63)	(.41)[d]
Portfolio Turnover Rate	24.49[d]	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	323	286	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.47	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.05)	(.07)	(.05)
Net realized and unrealized
gain (loss) on investments	.99	1.82	.31
Total from Investment Operations	.94	1.75	.26
Distributions:
Dividends from net realized
gain on investments	—	(.04)	—
Net asset value, end of period	15.41	14.47	12.76

Total Return (%) [c]	6.50[d]	13.69	2.08[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.89[d]	16.92	9.89[d]
Ratio of net expenses to average net assets	1.00[d]	1.94	.99[d]
Ratio of net investment (loss)
to average net assets	(.35)[d]	(.56)	(.41)[d]
Portfolio Turnover Rate	24.49[d]	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	1,004	689	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

12

	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class R Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.68	12.82	12.50
Investment Operations:
Investment income—net [b]	.02	.05	.01
Net realized and unrealized
gain (loss) on investments	1.02	1.85	.31
Total from Investment Operations	1.04	1.90	.32
Distributions:
Dividends from net realized gain on investments	—	(.04)	—
Net asset value, end of period	15.72	14.68	12.82

Total Return (%)	7.01[c]	14.88	2.56[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09[c]	16.60	9.40[c]
Ratio of net expenses to average net assets	.50[c]	.97	.50[c]
Ratio of net investment income
to average net assets	.15[c]	.39	.08[c]
Portfolio Turnover Rate	24.49[c]	54.30	31.62[c]

Net Assets, end of period ($ x 1,000)	252	236	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class T Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	14.58	12.79	12.50
Investment Operations:
Investment (loss)—net [b]	(.01)	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	.99	1.85	.31
Total from Investment Operations	.98	1.83	.29
Distributions:
Dividends from net realized gain on investments	—	(.04)	—
Net asset value, end of period	15.56	14.58	12.79

Total Return (%) [c]	6.72[d]	14.28	2.32[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.35[d]	17.10	9.64[d]
Ratio of net expenses to average net assets	.75[d]	1.46	.74[d]
Ratio of net investment (loss)
to average net assets	(.10)[d]	(.11)	(.16)[d]
Portfolio Turnover Rate	24.49[d]	54.30	31.62[d]

Net Assets, end of period ($ x 1,000)	250	234	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Consumer Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term capital appre-ciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividends reinvestment and permitted exchanges of Class B shares.

As of October 31, 2006, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 16,041 shares of Class A, Class B, Class C, Class T and 16,040 shares of Class R, respectively.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be

16

considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does

18

not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: ordinary income $3,070.The tax character of current year distributions, if any, will be determined by the liquidation date (Note 5).

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, from May 1, 2006 through December 6, 2006, the liquidation date, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $32,871 during the period ended October 31, 2006.

During the period ended October 31, 2006, the Distributor retained $210 from commissions earned on sales of the fund’s Class A shares and $27 and $390 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2006, Class B, Class C and Class T shares were charged $1,107, $3,235 and $294, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B, Class C and Class T shares were charged $416, $369, $1,078 and $294, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $484 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2006, the fund was charged $2,790 pursuant to the custody agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,392, Rule 12b-1 distribution plan fees $874, shareholder services

20

plan fees $411, custodian fees $728, chief compliance officer fees $1,363 and transfer agency per account fees $60 which are offset against an expense reimbursement currently in effect in the amount of $2,601.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $756,728 and $461,714, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $305,692, consisting of $327,525 gross unrealized appreciation and $21,833 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

At a meeting of the Board of Trustees of Dreyfus Premier Opportunity Funds, on behalf of the fund, held on October 19, 2006, the Board approved the liquidation of the fund effective on or about December 6, 2006. Accordingly, effective November 3, 2006, no new or subsequent investments in the fund will be permitted. In addition, effective on or about October 20, 2006, the CDSC applicable to redemptions of Class B and Class C shares and certain Class A and Class T shares of the fund will be waived on any redemption of such fund shares.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

22

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for the one-year period ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked second of the four funds in the Expense Group (was the second lowest).The Board also noted that the fund’s expense ratio was equal to the median of the Expense Universe. The Board considered that the current fee waiver and expense reimbursement arrangement undertaken by the Manager had caused the fund’s expense ratio to be lower than the Expense Group median.The Board noted the fund’s small asset size and the effect that certain fixed costs can have on funds with lower assets.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its benchmark index.The Board noted that fund’s Performance Group consists of only three other funds and that the fund’s performance ranked first (was the highest) in the Performance Group, and was below the median of the Performance Universe (although ranked in the third quintile), for the 1-year period ended May 31, 2006.

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with similar investment objectives, policies and strategies as the fund.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and gener-

24

ally superior service levels provided.The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

• The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

• The Board was satisfied with the fund’s total return performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More	Information

Dreyfus Premier	Transfer Agent &
Consumer Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Health Care Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Health Care Fund, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely. Stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide, which should continue to support global economic growth. Indeed, while U.S. monetary policy has tightened to the borderline between a neutral policy and a restrictive policy, most foreign monetary policies have tightened only from stimulative to neutral, leaving room for further expansion.

The financial markets seem to concur with our view that a gradual economic slowdown is more likely than a recession, as evidenced by upward pressure on the price-earnings multiples of high-quality, large-capitalization stocks. Investors expecting generally slower profit growth have begun to favor companies with the ability to sustain profitability in a slower economic environment.This pattern is consistent with previous midcycle slowdowns.As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Daphne Karydas and Chuck Silberstein, Portfolio Managers

How did Dreyfus Premier Health Care Fund perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund produced total returns of 3.51% for Class A shares, 3.13% for Class B shares, 3.13% for Class C shares, 3.67% for Class R shares and 3.44% for Class T shares.1 In comparison, the fund’s benchmark, the Goldman Sachs Health Care Index, produced a 6.79% total return, and the broader stock market, as measured by the Standard & Poor’s 500 Composite Stock Price Index, provided a 6.10% total return for the same period.2,3

Stocks experienced relatively high levels of volatility during the reporting period, dipping in the first half of the reporting period over concerns regarding higher interest rates and inflationary pressures, then rising during the second half of the reporting period as the U.S. economy slowed and those concerns eased. Health care stocks generally tracked the performance of the broader market, led by biotechnology, information technology and pharmaceutical companies. The fund participated to a substantial degree in the market’s gains, benefiting particularly from strength among biotechnology shares.However,the fund’s underweighted position in pharmaceutical stocks held back its relative performance, as did a small number of contract research organizations. As a result, the fund’s returns were more modest than those of its benchmark.

What is the fund’s investment approach?

The fund seeks long-term capital appreciation by investing at least 80% of its assets in the stocks of health care and health care-related sectors. When choosing stocks, we first analyze various health care sectors, focusing on trends affecting health care spending, as well as changes in government regulation, technology, products and services. Based on this analysis, the fund may overweight or underweight certain health care sectors. Using fundamental analysis, we then seek companies within these sectors that have strong industry positions in major product lines, attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

While continued U.S. and global economic growth helped drive virtually all sectors of the economy higher during the reporting period, macroeconomic factors particularly helped certain industry groups within the health care sector. Biotechnology companies benefited from advancing,late-stage drug development pipelines and increasing mergers-and-acquisitions activity. Major pharmaceutical companies showed evidence of improving new product pipelines and reduced patent expiration and pricing pressures. Contract research organizations experienced rising earnings as a result of increased outsourcing of research and development activities from major drug companies. Drug distributors rose in response to expanded Medicare reimbursements and improving profit margins.

While we continued to construct the fund’s portfolio according to our company-by-company analytical process, many of our individual stock selections also benefited from these broad economic and industry trends. Among its biotechnology holdings, the fund’s returns were boosted by overweighted exposure to the industry and our security selection strategy. Top performers included Celgene, which launched Revlimid, the first in a new class of oral oncology drugs; and Amgen, which made progress in the development of a strong, late-stage drug pipeline. In addition, several smaller biotechnology holdings, such as Myogen,Vertex Pharmaceuticals and Regeneron Pharmaceuticals, rose in response to product development or mergers-and-acquisitions activity.

The fund’s performance also benefited from investments in other parts of the health care sector. For example, the market rewarded medical information technology specialists Cerner and Allscripts Healthcare Solutions for their expanding presence in a fragmented industry. In addition, the fund’s drug distribution holdings gained ground in response to healthy volumes driven by Medicare reimbursements.

Some other areas of the health care sector produced mixed results. We increased the fund’s holdings of pharmaceutical companies, such as Schering-Plough and Roche Holdings, in light of improving business fundamentals, and this move contributed positively to returns. However, the fund’s exposure to pharmaceuticals remained comparatively light, detracting from its returns relative to the benchmark.The fund’s holdings

4

of two contract research organizations further undermined its relative performance. Charles River Laboratories International declined after issuing a weaker-than-expected second quarter earnings report due to a slowdown in research model sales, while Pharmaceutical Product Development underperformed due to delays in the start of clinical trials.

What is the fund’s current strategy?

As of the end of the reporting period, we have trimmed the fund’s exposure to health care-related information technology stocks, most of which no longer appeared attractive from a valuation standpoint after recent stock price increases. Although we have added to the fund’s holdings of pharmaceutical firms, we remain underweighted in this area, reflecting our concerns about the potential impact of the recent Congressional elections on future profitability. Conversely, our primarily bottom-up investment approach has led us to emphasize biotech-nology firms and contract research organizations, where product innovation appears poised to drive strong earnings growth.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
A significant portion of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on the fund’s performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund’s asset base grows.
[2]	SOURCE: GOLDMAN SACHS & CO. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Health Care Index is a capitalization-
weighted index designed as a benchmark for U.S.-traded securities in the health care sector.The index includes companies in the following categories: providers of health care-related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, medical supplies, instruments and products.Total returns are calculated on a month-end basis.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Health Care Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.46	$ 12.29	$ 12.29	$ 7.19	$ 9.47
Ending value (after expenses)	$1,035.10	$1,031.30	$1,031.30	$1,036.70	$1,034.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.39	$ 12.18	$ 12.18	$ 7.12	$ 9.65
Ending value (after expenses)	$1,016.89	$1,013.11	$1,013.11	$1,018.15	$1,015.63

† Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class B, 2.40% for Class C, 1.40% for Class R and 1.90% for Class T Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Common Stocks—99.6%	Shares	Value ($)

Health Care—98.7%
Abbott Laboratories	8,210	390,057
Acorda Therapeutics	2,300 [a]	40,917
Adolor	7,200 [a]	98,712
Advanced Medical Optics	2,110 [a]	86,193
Alcon	1,460	154,877
Allergan	2,600	300,300
Allscripts Healthcare Solutions	2,010 [a]	47,416
Amgen	5,100 [a]	387,141
Amylin Pharmaceuticals	3,000 [a]	131,880
Barr Pharmaceuticals	1,050 [a]	54,988
Baxter International	8,540	392,584
Becton, Dickinson & Co.	2,130	149,164
Bristol-Myers Squibb	8,200	202,950
Caremark Rx	2,270	111,752
Celgene	6,890 [a]	368,202
Cephalon	1,480 [a]	103,866
Cerner	1,530 [a]	73,914
Charles River Laboratories International	2,000 [a]	85,840
CIGNA	900	105,282
Conor Medsystems	4,460 [a]	109,538
Covance	4,245 [a]	248,332
Cubist Pharmaceuticals	4,370 [a]	97,320
Cytyc	5,000 [a]	132,100
DaVita	2,600 [a]	144,638
Fisher Scientific International	970 [a]	83,051
Gen-Probe	2,500 [a]	119,675
Genentech	2,095 [a]	174,513
Genzyme	2,850 [a]	192,403
Gilead Sciences	3,100 [a]	213,590
Health Net	1,300 [a]	53,963
Henry Schein	1,700 [a]	84,473
Hospira	3,900 [a]	141,765
Johnson & Johnson	1,700	114,580
McKesson	2,940	147,265
Medco Health Solutions	4,690 [a]	250,915

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Medicines	2,900 [a]	75,284
Medtronic	4,800	233,664
New River Pharmaceuticals	1,000 [a]	50,860
Novartis, ADR	4,995	303,346
NuVasive	4,650 [a]	109,321
Onyx Pharmaceuticals	2,700 [a,b]	50,706
OSI Pharmaceuticals	3,570 [a]	136,660
PDL BioPharma	5,370 [a]	113,468
Pfizer	8,165	217,597
Pharmaceutical Product Development	7,890	249,718
Quest Diagnostics	940	46,756
Regeneron Pharmaceuticals	5,170 [a]	103,659
Roche Holding, ADR	4,235	370,732
Sanofi-Aventis, ADR	6,720	286,877
Schering-Plough	17,320	383,465
Sepracor	1,700 [a]	87,992
Shire, ADR	2,210	121,219
Theravance	3,430 [a]	107,908
Thermo Electron	5,480 [a]	234,928
VCA Antech	1,430 [a]	46,289
Vertex Pharmaceuticals	2,190 [a]	88,914
WellPoint	1,500 [a]	114,480
Wyeth	4,590	234,228
Zimmer Holdings	2,586 [a]	186,218
		9,548,445
Information Technology—.9%
Mettler-Toledo International	1,300 [a]	89,245
Total Common Stocks
(cost $8,318,104)		9,637,690

Other Investment—.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $49,000)	49,000 [c]	49,000

8

Investment of Cash Collateral
for Securities Loaned—.5%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $54,000)		54,000 [c]	54,000

Total Investments (cost $8,421,104)		100.6%	9,740,690
Liabilities, Less Cash and Receivables		(.6%)	(62,158)
Net Assets		100.0%	9,678,532

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund’s securities
	on loan is $50,706 and the total market value of the collateral held by the fund is $54,000.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Health Care	98.7	Information Technology	.9
Money Market Investments	1.0		100.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan valued at $50,706)—Note 1(b):
Unaffiliated issuers				8,318,104	9,637,690
Affiliated issuers				103,000	103,000
Cash					4,804
Receivable for investment securities sold					180,767
Dividends and interest receivable					6,410
Receivable for shares of Beneficial Interest subscribed					1,840
Prepaid expenses					33,557
					9,968,068

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					10,740
Payable for shares of Beneficial Interest redeemed					112,539
Payable for investment securities purchased					85,542
Liability for securities on loan—Note 1(b)					54,000
Interest payable—Note 2					479
Accrued expenses					26,236
					289,536

Net Assets ($)					9,678,532

Composition of Net Assets ($):
Paid-in capital					8,253,897
Accumulated investment (loss)—net					(60,764)
Accumulated net realized gain (loss) on investments					165,813
Accumulated net unrealized appreciation
(depreciation) on investments					1,319,586

Net Assets ($)					9,678,532

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	5,762,719	1,620,276	887,589	1,309,194	98,754
Shares Outstanding	368,149	106,926	58,626	82,805	6,435

Net Asset Value
Per Share ($)	15.65	15.15	15.14	15.81	15.35

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $1,558 foreign taxes withheld at source):
Unaffiliated issuers	32,625
Affiliated issuers	5,496
Income from securities lending	796
Total Income	38,917
Expenses:
Management fee—Note 3(a)	50,066
Registration fees	27,217
Shareholder servicing costs—Note 3(c)	20,273
Auditing fees	18,507
Distribution fees—Note 3(b)	9,953
Prospectus and shareholders’ reports	8,041
Legal fees	3,414
Custodian fees—Note 3(c)	2,157
Trustees’ fees and expenses—Note 3(d)	591
Interest expense—Note 2	479
Miscellaneous	4,552
Total Expenses	145,250
Less—reduction in management fee
due to undertaking—Note 3(a)	(45,569)
Net Expenses	99,681
Investment (Loss)—Net	(60,764)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(63,207)
Net unrealized appreciation (depreciation) on investments	519,007
Net Realized and Unrealized Gain (Loss) on Investments	455,800
Net Increase in Net Assets Resulting from Operations	395,036

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment (loss)—net	(60,764)	(100,136)
Net realized gain (loss) on investments	(63,207)	512,919
Net unrealized appreciation
(depreciation) on investments	519,007	66,373
Net Increase (Decrease) in Net Assets
Resulting from Operations	395,036	479,156

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	—	(20,215)
Class B shares	—	(5,983)
Class C shares	—	(2,636)
Class R shares	—	(3,796)
Class T shares	—	(343)
Total Dividends	—	(32,973)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,023,443	4,114,645
Class B shares	73,049	1,194,790
Class C shares	72,917	244,591
Class R shares	26,576	34,413
Class T shares	3,787	67,884
Dividends reinvested:
Class A shares	—	19,221
Class B shares	—	4,634
Class C shares	—	2,277
Class R shares	—	3,674
Class T shares	—	286
Cost of shares redeemed:
Class A shares	(3,617,260)	(2,383,890)
Class B shares	(485,442)	(387,045)
Class C shares	(77,414)	(94,689)
Class R shares	—	(2,966)
Class T shares	(2,455)	(18,925)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(1,982,799)	2,798,900
Total Increase (Decrease) in Net Assets	(1,587,763)	3,245,083

Net Assets ($):
Beginning of Period	11,266,295	8,021,212
End of Period	9,678,532	11,266,295
Investment (loss)—net	(60,764)	—

12

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	134,070	270,450
Shares issued for dividends reinvested	—	1,250
Shares redeemed	(234,643)	(158,411)
Net Increase (Decrease) in Shares Outstanding	(100,573)	113,289

Class B [a]
Shares sold	5,015	81,148
Shares issued for dividends reinvested	—	309
Shares redeemed	(33,210)	(25,788)
Net Increase (Decrease) in Shares Outstanding	(28,195)	55,669

Class C
Shares sold	4,917	16,252
Shares issued for dividends reinvested	—	152
Shares redeemed	(5,393)	(6,437)
Net Increase (Decrease) in Shares Outstanding	(476)	9,967

Class R
Shares sold	1,812	2,219
Shares issued for dividends reinvested	—	237
Shares redeemed	—	(191)
Net Increase (Decrease) in Shares Outstanding	1,812	2,265

Class T
Shares sold	254	4576
Shares issued for dividends reinvested	—	18
Shares redeemed	(165)	(1,278)
Net Increase (Decrease) in Shares Outstanding	89	3,316

[a]	During the period ended October 31, 2006, 3,914 Class B shares representing $57,389 were automatically converted to 3,798 Class A shares and during the period ended April 30, 2006, 6,883 Class B shares representing
$104,116 were automatically converted to 6,711 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2006			Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003 [a]	2002 [b]

Per Share Data ($):
Net asset value,
beginning of period	15.11	14.24	13.98	10.80	12.15	12.50
Investment Operations:
Investment (loss)—net [c]	(.07)	(.13)	(.09)	(.09)	(.07)	(.08)
Net realized and unrealized
gain (loss) on investments	.61	1.05	.58	3.27	(1.24)	(.27)
Total from Investment Operations	.54	.92	.49	3.18	(1.31)	(.35)
Distributions:
Dividends from net realized
gain on investments	—	(.05)	(.23)	—	(.04)	—
Net asset value, end of period	15.65	15.11	14.24	13.98	10.80	12.15

Total Return (%)	3.51[d,e]	6.51[d]	3.52[d]	29.32[d]	(10.68)[d]	(2.80)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.24[e]	2.61	3.69	8.73	4.47	5.92[e]
Ratio of net expenses
to average net assets	.83[e]	1.65	1.65	1.65	1.65	1.38[e]
Ratio of net investment (loss)
to average net assets	(.47)[e]	(.84)	(.65)	(.67)	(.63)	(.61)[e]
Portfolio Turnover Rate	47.16[e]	88.93	139.99	174.50	260.62	201.04[e]

Net Assets, end of period
($ x 1,000)	5,763	7,085	5,060	2,420	1,616	1,705

[a]	The fund commenced offering five classes of shares on November 15, 2002.The existing shares were redesignated
Class A shares.
[b]	From June 29, 2001 (commencement of operations) to April 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
See notes to financial statements.

14

Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	14.69	13.95	13.82	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.12)	(.25)	(.21)	(.20)	(.06)
Net realized and unrealized
gain (loss) on investments	.58	1.04	.57	3.25	.22
Total from Investment Operations	.46	.79	.36	3.05	.16
Distributions:
Dividends from net realized
gain on investments	—	(.05)	(.23)	—	(.04)
Net asset value, end of period	15.15	14.69	13.95	13.82	10.77

Total Return (%) [c]	3.13[d]	5.64	2.62	28.20	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[d]	3.36	4.57	7.27	2.24[d]
Ratio of net expenses to average net assets	1.21[d]	2.40	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(.85)[d]	(1.60)	(1.43)	(1.47)	(.73)[d]
Portfolio Turnover Rate	47.16[d]	88.93	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	1,620	1,985	1,108	583	9

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	14.68	13.93	13.81	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.12)	(.24)	(.20)	(.19)	(.07)
Net realized and unrealized
gain (loss) on investments	.58	1.04	.55	3.23	.23
Total from Investment Operations	.46	.80	.35	3.04	.16
Distributions:
Dividends from net realized
gain on investments	—	(.05)	(.23)	—	(.04)
Net asset value, end of period	15.14	14.68	13.93	13.81	10.77

Total Return (%) [c]	3.13[d]	5.72	2.55	28.11	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.63[d]	3.38	4.50	6.88	2.30[d]
Ratio of net expenses to average net assets	1.21[d]	2.40	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(.85)[d]	(1.58)	(1.42)	(1.45)	(.68)[d]
Portfolio Turnover Rate	47.16[d]	88.93	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	888	867	684	262	5

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

Six Months Ended
	October 31, 2006		Year Ended April 30,

Class R Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.25	14.31	14.01	10.82	10.65
Investment Operations:
Investment (loss)—net [b]	(.06)	(.07)	(.04)	(.04)	(.02)
Net realized and unrealized
gain (loss) on investments	.62	1.06	.57	3.23	.23
Total from Investment Operations	.56	.99	.53	3.19	.21
Distributions:
Dividends from net realized
gain on investments	—	(.05)	(.23)	—	(.04)
Net asset value, end of period	15.81	15.25	14.31	14.01	10.82

Total Return (%)	3.67[c]	6.90	3.80	29.36	2.09[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[c]	2.26	3.58	4.12	1.83[c]
Ratio of net expenses to average net assets	.71[c]	1.27	1.40	1.40	.64[c]
Ratio of net investment (loss)
to average net assets	(.36)[c]	(.44)	(.42)	(.34)	(.20)[c]
Portfolio Turnover Rate	47.16[c]	88.93	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	1,309	1,235	1,127	1,063	1

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	October 31, 2006		Year Ended April 30,

Class T Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	14.84	14.04	13.86	10.80	10.65
Investment Operations:
Investment (loss)—net [b]	(.09)	(.20)	(.16)	(.12)	(.05)
Net realized and unrealized
gain (loss) on investments	.60	1.05	.57	3.18	.24
Total from Investment Operations	.51	.85	.41	3.06	.19
Distributions:
Dividends from net realized
gain on investments	—	(.05)	(.23)	—	(.04)
Net asset value, end of period	15.35	14.84	14.04	13.86	10.80

Total Return (%) [c]	3.44[d]	6.03	2.97	28.33	1.81[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[d]	2.84	4.08	5.60	2.05[d]
Ratio of net expenses to average net assets	.96[d]	1.90	1.90	1.90	.87[d]
Ratio of net investment (loss)
to average net assets	(.61)[d]	(1.11)	(.93)	(.86)	(.43)[d]
Portfolio Turnover Rate	47.16[d]	88.93	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	99	94	43	27	1

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Health Care Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the secu-

20

rities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments in registered investment companies are valued at their net asset value. Financial futures are valued at the last sales price.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund entitled to

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be

22

applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 were as follows: long-term capital gains $32,973.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2006 was approximately $16,400, with a related weighted average annualized interest rate of 5.80% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until July 31, 2007, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in the management fee, pursuant to the undertaking, amounted to $45,569 during the period ended October 31, 2006.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2006, the Distributor retained $1,517 and $41 from commissions earned on sales of the fund’s Class A and Class T shares, and $1,573 and $103 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2006, Class B, Class C and Class T shares were charged $6,673, $3,162 and $118, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B, Class C and Class T shares were charged $8,934, $2,224, $1,054 and $118, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $4,228 pursuant to the transfer agency agreement.

24

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2006, the fund was charged $2,157 pursuant to the custody agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $8,262, Rule 12b-1 distribution plan fees $1,632, shareholder services plan fees $2,017, custodian fees $1,082, chief compliance officer fees $1,363 and transfer agency per account fees $1,290, which are offset against an expense reimbursement currently in effect in the amount $4,906.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $5,055,410 and $7,014,604, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $1,319,586 consisting of $1,401,126 gross unrealized appreciation and $81,540 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 11-12,2006,the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were

26

selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended May 31, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the fourth quintile (higher than the median) of the Expense Group and Expense Universe.The Board considered that the current fee waiver and expense reimbursement arrangement undertaken by the Manager had caused the fund’s expense ratio to be comparable to Expense Group median.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and placed significant emphasis on comparisons of performance to a group of comparable funds (the “Performance Group”) that were composed of the same funds included in the Expense Group and to a broader group of funds (the “Performance Universe”).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its benchmark index. The Board noted that the fund’s performance was below the medians of the Performance Group for the periods ended May 31, 2006, and was below the medians of the Performance Universe for the 1, 2- and 3-year periods, and above the median for the 4-year period.

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regard-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ing the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, noting that economies of scale may be realized as the fund’s assets increase and considering whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

28

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund:

• The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

• The Board noted the fund’s relative underperformance over most measurement periods and was concerned with the short-term total return performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More	Information

Dreyfus Premier	Transfer Agent &
Health Care Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS - Dreyfus Premier Consumer Fund - Dreyfus Premier Health Care Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)